Going Concern and Impairment of Non-Current Assets	12 Months Ended
Mar. 31, 2019
Going Concern And Impairment Of Non-current Assets
Going Concern and Impairment of Non-Current Assets
2	GOING CONCERN AND IMPAIRMENT OF NON-CURRENT ASSETS

2(a)	BGOING CONCERN

The Group meets its day to day working capital requirements and funds its investment in content and film rights primarily through a variety of cash generated from operations, banking arrangements, de-recognition of financial assets and strategic alternatives. Under the terms of such banking arrangements, the Group is able to draw down in the local currencies of its operating businesses.

The borrowings (as set out in Note 23) are subject to individual covenants and a negative pledge that restricts the Group’s ability to incur liens, security interests or similar encumbrances or arrangements on its assets.

The Group has incurred loss for the year amounting $410,453 [after considering the impact of an impairment loss amounting $423,335 as described in Note 2 (b)] and $9,745 for the year ended March 31, 2019 and 2018 respectively. Subsequent to the balance sheet date, there has been a reduction in the market capitalization of the Company due to various allegations that the management believes are false in addition to a credit rating downgrade of our Indian listed subsidiary due to delay in repayment of loan interest.. The credit rating downgrade continues as of date. Further, as described in Note 2 (b) - the Company recorded an impairment loss amounting to $423,335 for the year ended March 31, 2019.

However, the net monetary assets and liabilities position as at March 31, 2019 and March 31, 2018 are positive. Further, the Group have generated positive operating cash flow before incurring capital expenditures for the year ended March 31, 2019 and 2018 respectively. In addition, the Company has cash and cash equivalents of $89,117 as of March 31, 2019.

The Group is exposed to uncertainties arising from the global economic climate and in the markets in which it operates. Market conditions could lead to lower than anticipated demand for the Group’s products and services and exchange rate volatility could also impact reported performance. The Group has considered the impact of these uncertainty and other uncertainties and factored them into their financial forecasts and assessment of covenant headroom, including renewal of short-term borrowings and/or accessibility of long-term borrowings.

The Group’s forecasts and projections, taking account of reasonably possible changes in trading performance (and available mitigating actions), shows that the Group will be able to operate within the expected limits of the facilities available as of March 31, 2019 for the next twelve months and will provide a headroom against the covenants for the foreseeable future on account of cash generated from operations and/ or strategic alternatives that the Company is current exploring, including binding business arrangement with large Internet Service Providers (ISPs) and Telecom Companies. Further a portion of company’s short-term borrowings have been renewed as per previously approved banking terms and the remaining portion of short-term borrowings are under process of renewal with the banking institution/s.

For this reason, Management continues to adopt the going concern basis in preparing the consolidated financial statements in accordance with IFRS as issued by the IASB, which assumes that the Group will be able to meet its liabilities, including mandatory repayment of the banking facilities, as disclosed in Note 23, as they fall due, failing which an impact on the Group’s ability to realize assets at their recognized values, in particular content and film rights, and to extinguish liabilities in the normal course of business at the amounts stated in the consolidated financial statements, may occur.

2(b)	IMPAIRMENT OF NON- CURRENT ASSETS

Impairment reviews in respect of goodwill and indefinite-lived intangible assets are performed annually. More regular reviews, and impairment reviews in respect of other non-current assets, are performed if events indicate that an impairment review is necessary. Examples of such triggering events would include a significant planned restructuring, a major change in market conditions or technology, reduction in market capitalization, expectations of future operating losses, or negative cash flows. The asset or Cash Generating Unit (CGU) is impaired if its carrying amount exceeds its recoverable amount. The recoverable amount is defined as the higher of the ‘fair value less costs of disposal’ (“FVLCD”) and the ‘value in use’ (“VIU”).

The Group identified one reporting segment and CGU, i.e. film content. The group performed impairment assessment as of March 31, 2019. The recoverable amount of the cash generating unit was determined based on value in use, which was higher than the FVLCD.

Value in use was determined based on future cash flows after considering current economic conditions and trends, estimated future operating results, growth rates (which is lower than those considered in previous years) and anticipated future economic conditions. The approach and key (unobservable) assumptions used to determine the cash generating unit’s value in use were as follows:

Assumptions	As at March 31, 2019	As at March 31, 2018
Growth rate applied beyond approved forecast period	4%	4%
Pre-tax discount rate	21%	19%

The Company considered it appropriate to undertake an impairment assessment with reference to the estimated cash flows for the period of four years developed using internal forecast and extrapolated for the fifth year. The growth rates used in the value in use calculation reflect those inherent within the Company’s internal forecast, which is primarily a function of the future assumptions, past performance and management’s expectation of future developments through fiscal 2024.

Accordingly, the Group recorded an impairment loss, totaling to $423,335, as an exceptional item, being significant and non-recurring in nature, within the Statement of Income for the year ended March 31, 2019 mainly due to high discount rate as explained in the table above and changes in the market conditions, including lower projected volume when compared to prior year/s. The aforesaid impairment loss was firstly, allocated from the carrying amount of goodwill and Intangible assets - trademark totaling $17,800 and the residual amount totaling $405,535 was allocated to Intangible assets - content.

Sensitivity to key assumptions

The change in the key following assumptions used in the impairment review would, in isolation, lead to an increase/(decrease) in impairment loss recognized by followings amounts as at March 31, 2019 (Although it should be noted that these sensitivities do not take account of potential mitigating actions)

(in millions)
As at March 31, 2019
Increase in discount rate by 1%	$ 54
Decrease in long term growth rate applied beyond approved forecast period by 1%	$ 30
Decrease in projected volume by 1%	$ 63